Deferred tax - Reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation
Deferred tax liability (asset) at beginning of year	R (31,988)	R (32,422)
Current year charge	(1,164)	(292)
Current year charge - per the income statement	(1,227)	(417)
Current year charge - per the statement of comprehensive income	63	125
Foreign exchange differences recognised in income statement	14	26
Translation of foreign operations	813	700
Deferred tax liability (asset) at end of year	(32,325)	(31,988)
Net deferred tax assets and liabilities
Deferred tax assets	(35,803)	(37,193)
Deferred tax liabilities	3,478	5,205
Deferred tax liabilities	R (32,325)	R (31,988)